Feb. 18, 2025
One+One S&P 500 and Bitcoin ETF
One+One™ S&P 500® and Bitcoin ETF
Investment Objective
The One+One S&P 500® and Bitcoin ETF (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	One+One S&P 500 and Bitcoin ETF One+One S&P 500 and Bitcoin ETF
Management Fees	0.75%
Distribution and Service (12b-1) Fees	none
Acquired Fund Fees and Expenses	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.75%
[1]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Expense Example	1 Year	3 Years
One+One S&P 500 and Bitcoin ETF | One+One S&P 500 and Bitcoin ETF | USD ($)	77	241

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund has not yet commenced operations, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in U.S.-listed futures contracts, pooled investment vehicles (such as other ETFs and other exchange-traded investment products not registered under the Investment Company Act of 1940 (the “1940 Act”)) (“Underlying Funds”), equities, and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments (“Collateral Investments”). In seeking its investment objective, the Fund seeks to participate in 100% of the returns of the S&P 500® Index (the “S&P 500”) plus 100% of the returns of bitcoin (“Bitcoin”) (“Target Exposures”). Under normal circumstances, the Fund will invest at least 80% of its assets (including borrowings for investment purposes) in assets that provide exposure to the S&P 500 and Bitcoin. For purposes of this policy, derivative contracts will be valued at their notional value, which is the total underlying amount of a derivatives trade, rather than the cost (or market value) of making the trade.

Under normal circumstances, the Fund seeks magnified exposure of 200% of its total assets through the use of leverage. It achieves leverage principally through the use of financial instruments (such as futures contracts or swap agreements). Using these instruments, the Fund can control a larger value relative to a smaller margin deposit, giving the Fund the ability to magnify its exposure to the S&P 500 and Bitcoin. Under normal circumstances, the Fund will allocate 100% of its total assets to S&P 500 exposure and also, or “plus,” 100% of its total assets to Bitcoin exposure.

For the purpose of the Fund’s investment objective, under normal circumstances, the Fund will use the price of Bitcoin that is reflected in the next, or second to next, expiring Bitcoin Futures Contract. If the Fund is invested in other instruments linked to the value of Bitcoin, the value of Bitcoin will be determined by an average of how Bitcoin is valued in the financial instruments in which the Fund invests.

The Fund, either directly or indirectly via the Subsidiary (defined below) will primarily invest in: (i) futures contracts that reference the S&P 500 (“S&P 500 Futures Contracts”); (ii) futures contracts that reference Bitcoin that trade only on an exchange registered with the CFTC (“Bitcoin Futures Contracts” and collectively with S&P 500 Futures Contracts, “Futures Contracts”); (iii) Underlying Funds that track the performance of the S&P 500; (iv) Underlying Funds that track the performance of Bitcoin (“Bitcoin-Linked ETPs”); (v) equities; and (vi) cash and cash equivalents. The Fund also may invest in “Other Investments” which include: (i) reverse repurchase agreement transactions; (ii) swap agreements that reference either the S&P 500 or Bitcoin, Underlying Funds, or indices that provide similar exposure to that of the S&P 500 or Bitcoin; and (iii) option contracts that reference either the S&P 500 or Bitcoin, Underlying Funds, or indices that provide similar exposure to that of the S&P 500 or Bitcoin. Depending on which type of assets the Fund is invested in at any given time, the Fund may experience greater tracking deviation from the performance of the S&P 500 or Bitcoin.

The Fund expects to gain exposure of 100% of its assets to Bitcoin by investing a portion of its assets in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). In order to qualify as a regulated investment company (“RIC”) for purposes of federal income tax treatment under the Internal Revenue Code of 1986 (the “Code”), the Fund will have to reduce its exposure to its Subsidiary on or around the end of each of the Fund’s fiscal quarter ends. The Fund expects to reduce its exposure to its Subsidiary during these periods by investing in certain other investments as described below. During these periods, the Fund may not achieve its investment objective, and may return substantially less than 100% of the returns of Bitcoin.

The Fund allocation of 100% exposure to the S&P 500 and 100% exposure to Bitcoin may deviate over time due principally to valuation changes of the Fund’s investments. The allocation also may deviate due to other circumstances, e.g., if a particular financial instrument is unavailable for investment or position or accountability limits on futures contracts have been triggered. Under normal circumstances, the Fund expects to rebalance its portfolio back to 100% exposure to the S&P 500 and 100% exposure to Bitcoin after the difference in asset weights exceeds 20% (i.e., 110% + 90%) on two consecutive market closes, or after the sum of the assets weights falls below 90% or exceeds 110% of the sum of the Target Exposures on two consecutive market closes.

The investment adviser to the Fund and the Subsidiary is Volatility Shares LLC (the “Adviser”). The Adviser oversees the Fund and implements the day-to-day portfolio management responsibilities for the Fund. In serving as investment adviser to the Fund, the Adviser does not conduct conventional investment research or analysis or forecast market movement or trends. The Adviser will continuously monitor the Fund’s holdings. However, it is possible that the percentage of each exposure may deviate from the Target Exposures.

The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments (i.e., invest more than 25% of the value of its total assets) in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except that the Fund will have economic exposure that is concentrated to the extent the S&P 500 concentrates its investments and except that the Fund may invest more than 25% of its total assets in investments that provide exposure to Bitcoin and/or Bitcoin Futures Contracts. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or securities of other investment companies.

S&P 500 Exposure

The Fund seeks to capture the price return of the S&P 500 by having exposure of 100% of its total assets to the price returns of the S&P 500. To do so, the Fund will primarily invest in S&P 500 Futures Contracts, the Underlying Funds that provide exposure to the S&P 500 and/or the equity securities of the constituents comprising the S&P 500. With respect to the Underlying Funds, low-cost ETFs with ample liquidity will be favored. Under normal circumstances, the Fund’s exposure to the S&P 500 will be 100% of the Fund’s total assets. The Fund is an actively-managed ETF and, accordingly, the Adviser will determine, based on market conditions, relative investing costs, and anticipated levels of tracking error from each type of investment, when the Fund will use S&P 500 Futures Contracts, Underlying Funds that provide exposure to the S&P 500 or equities comprising the S&P 500, in seeking to achieve S&P 500 returns. The Fund also reserves the right to obtain exposure to the S&P 500 through either a replication or representative sampling strategy.

The S&P 500 measures the performance of the large-capitalization sector of the U.S. equity market, as determined by S&P Dow Jones Indices LLC. The securities in the S&P 500 are weighted based on the float-adjusted market value of their outstanding shares. The S&P 500 rebalances quarterly in March, June, September, and December. The S&P 500 consists of securities from a broad range of industries, and has significant exposure to companies in the information technology sector.

Bitcoin Exposure

The Fund seeks to capture the price return of Bitcoin by having 100% of its total assets exposed to the price returns of Bitcoin. To do so, the Fund will primarily invest in Bitcoin Futures Contracts and Underlying Funds that provide exposure to Bitcoin. With respect to the Underlying Funds, low-cost ETFs and/or Bitcoin-Linked ETPs that have ample liquidity will be favored. Bitcoin-Linked ETPs seek to track the performance of the price of Bitcoin before payment of the ETPs’ expenses and liabilities and they do this by directly investing in and holding Bitcoin. Under normal circumstances, the Fund’s exposure to Bitcoin will be 100% of the Fund’s total assets. The Fund does not invest directly in Bitcoin.

Bitcoin is a digital asset that can be transferred among participants on the Bitcoin peer-to-peer network (the “Bitcoin Network”) on a peer-to-peer basis via the Internet. Bitcoin can be transferred without the use of a central administrator or clearing agency, unlike other means of electronic payments. Because a central party is not necessary to administer Bitcoin transactions or maintain the Bitcoin ledger, the term decentralized is often used in descriptions of Bitcoin. Bitcoin is based on the decentralized, open-source protocol of a peer-to-peer electronic network. No single entity owns or operates the Bitcoin Network.

Bitcoin is not issued by governments, banks or any other centralized authority. The infrastructure of the Bitcoin Network is collectively maintained on a distributed basis by the network’s participants, consisting of “miners”, who run special software to validate transactions, developers, who maintain and contribute updates to the Bitcoin Network’s source code, and users, who download and maintain on their individual computer a full or partial copy of the Bitcoin Blockchain (defined below) and related software. Anyone can be a user, developer, or miner. The Bitcoin Network is accessed through software, and software governs the creation, movement, and ownership of Bitcoin. The source code for the Bitcoin Network and related software protocol is open-source, and anyone can contribute to its development. The value of Bitcoin is in part determined by the supply of, and demand for, Bitcoin in the global markets for the trading of Bitcoin, market expectations for the adoption of Bitcoin as a decentralized store of value, the number of merchants and/or institutions that accept Bitcoin as a form of payment, and the volume of peer-to-peer transactions, among other factors.

Bitcoin transaction and ownership records are reflected on the blockchain ledger for Bitcoin (the “Bitcoin Blockchain”). Miners authenticate and bundle Bitcoin transactions sequentially into files called “blocks”, which requires performing computational work to solve a cryptographic puzzle set by the Bitcoin Network’s software protocol. Because each solved block contains a reference to the previous block, they form a chronological “chain” back to the first Bitcoin transaction. Copies of the Bitcoin Blockchain are stored in a decentralized manner on the computers of each individual Bitcoin Network full node, i.e., any user who chooses to maintain on their computer a full copy of the Bitcoin Blockchain as well as related software. Each Bitcoin is associated with a set of unique cryptographic “keys”, in the form of a string of numbers and letters, which allow whoever is in possession of the private key to assign that Bitcoin in a transfer that the Bitcoin network will recognize.

Fund Investments

In order to obtain the 100% exposure to the S&P 500 plus 100% exposure to Bitcoin, the Fund intends to enter into cash-settled Futures Contracts as the “buyer.” In simplest terms, in a cash-settled futures contract the counterparty pays cash to the buyer if the price of a futures contract goes up, and buyer pays cash to the counterparty if the price of the futures contract goes down. Futures contracts have a limited maturity before they expire (e.g., monthly). The Fund will frequently “roll” its Futures Contracts and replace an expiring contract with a contract that expires further in the future. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund.

The Fund invests in Futures Contracts, and other investments that provide exposure to Bitcoin or the S&P 500, indirectly via the Subsidiary. The Subsidiary and the Fund will have the same investment adviser and investment objective. The Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, the Adviser, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year. At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total assets. The Subsidiary’s custodian is U.S. Bank, N.A. References to investments by the Fund should be read to mean investments by either the Fund or the Subsidiary.

If circumstances occur where market prices for Futures Contracts were not readily available, the Fund would fair value its Futures Contracts in accordance with its pricing and valuation policy and procedures for fair value determinations. Pursuant to those policies and procedures, the Adviser would consider various factors, such as pricing history; market levels prior to price limits or halts; supply, demand, and open interest in Bitcoin Futures Contracts; comparison to other major digital asset futures, such as ether; and Bitcoin prices in the spot market. The Adviser would document its proposed pricing and methodology, detailing the factors that entered into the valuation.

The Fund may also purchase shares of the Underlying Funds to obtain its 100% plus 100% exposure to the S&P 500 and Bitcoin. The Underlying Funds are structured as ETFs or exchange-traded products (“ETPs”), which are investment pools that invest in other securities and are traded on an exchange. ETFs are a type of registered investment company under the 1940 Act, while ETPs are not registered as investment companies under the 1940 Act. The Underlying Funds in which the Fund may invest will seek to replicate the performance of either the S&P 500 or Bitcoin. Additionally, the Fund may also invest directly in the equity securities of the constituents of the S&P 500.

The Fund will also invest assets in Collateral Investments, which are designed to provide liquidity and serve as margin for the Fund’s investments in S&P 500 Futures Contracts and/or the Subsidiary’s investments in Bitcoin Futures Contracts. The Collateral Investments may consist of high-quality securities, which include: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) investment companies registered under the 1940 Act that invest in high-quality securities; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organizations (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.). The Fund expects that it will primarily invest its assets in Collateral Investments that are “securities,” as such term is defined under the 1940 Act.

In addition to the assets detailed above, the Fund may also invest in other investments to meet its investment objective and maintain its desired 100% plus 100% exposure, while maintaining its tax status as a regulated investment company on days in and around quarter-end and/or help the Fund maintain its desired exposure to both the S&P 500 and Bitcoin if it is approaching or has exceeded its position limits or accountability levels, or because of liquidity or other constraints. These investments include the following:

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements which are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

As a result of the Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions.

As noted above, because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year (the “Asset Diversification Test”). At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total (or gross) assets.

When the Fund seeks to reduce its total assets exposure to the Subsidiary or otherwise enters into these transactions, it may use the short-term U.S. Treasury Bills (“Treasury Bills”) it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund. When the Fund enters into a reverse repurchase agreement, it will either (i) be consistent with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement; or (ii) treat the reverse repurchase agreement transactions as derivative transactions for purposes of Rule 18f-4 under the 1940 Act (“Rule 18f-4”), including as applicable, the value-at-risk based limit on leverage risk.

Bitcoin-Linked ETPs

The Fund may invest in shares of Bitcoin-Linked ETPs, which investment products that are not registered under the 1940 Act, trade intra-day on a national securities exchange and derive their value from a basket of spot Bitcoin. Bitcoin-Linked ETPs are passively managed and do not pursue active management investment strategies, and their sponsors do not actively manage the Bitcoin held by the ETP. This means that the sponsor of the ETP does not sell Bitcoin at times when its price is high or acquire Bitcoin at low prices in the expectation of future price increases. Although the shares of a Bitcoin-Linked ETP are not the exact equivalent of a direct investment in Bitcoin, they provide investors with an alternative that constitutes a relatively cost-effective way to obtain Bitcoin exposure through the securities market.

Swaps that reference either the S&P 500 or Bitcoin, Underlying Funds, or indices that provide similar exposure to that of the S&P 500 or Bitcoin.

The Fund may invest in cash-settled swap agreements referencing either the S&P 500 or Bitcoin, Underlying Funds, or indices that provide similar exposure to that of the S&P 500 or Bitcoin. Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, the Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, the two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. In the case of the Fund, the reference asset can be either the S&P 500 or Bitcoin, shares of the Underlying Funds, or indices that provide similar exposure to that of the S&P 500 or Bitcoin.

Option Contracts that reference either the S&P 500 or Bitcoin, Underlying Funds, or indices that provide similar exposure to that of the S&P 500 or Bitcoin.

The Fund may invest in cash-settled option contracts referencing either the S&P 500 or Bitcoin, Underlying Funds, or indices that provide similar exposure to that of the S&P 500 or Bitcoin. In general, an option contract is an agreement between a buyer and a seller that gives the purchaser of the option the right to purchase or sell the underlying asset (or deliver cash equal to the value of an underlying index) at a specified price (“strike price”) within a specified time period. A call option contract gives the buyer of the call option contract the right (but not the obligation) to buy, and the seller of the call option contract (i.e., the “writer”) the obligation to sell, a specified amount of an underlying security at a pre-determined price. A put option contract gives the buyer of the put option contract the right (but not the obligation) to sell, and the writer of the put option contract the obligation to buy (if the option is exercised), a specified amount of an underlying security at a pre-determined price. In the case of the Fund, the reference asset for its option contracts can be either the S&P 500 or Bitcoin, shares of the Underlying Funds, or indices that provide similar exposure to that of the S&P 500 or Bitcoin.

Principal Risks
Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.volatilityshares.com and will provide some indication of the risks of investing in the Fund.